Beacon Planned Return Strategy Fund
FUND SUMMARY Beacon Planned Return Strategy Fund (the "Fund" )
Investment Objective
The Fund seeks to deliver capital preservation and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge discounts is available from your financial professional and in the "Buying and Redeeming Shares" section on page 28 of the Prospectus and the "Purchase, Exchange and Redemption of Shares" section on page 29 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Beacon Planned Return Strategy Fund	Class A	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum deferred sales charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Beacon Planned Return Strategy Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.16%	0.16%
Shareholder Servicing		0.15%	0.15%
Total Other Expenses	[1]	0.31%	0.31%
Total Annual Fund Operating Expenses	[2]	1.56%	1.31%
Fee Waiver and Expense Reimbursement	[3]	none	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2],[3]	1.56%	1.31%
[1]	Other Expenses estimated expenses for the current fiscal year.
[2]	Expenses have been restated to reflect current fees.
[3]	Beacon Investment Advisory Services, Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.40% of the Fund's average daily net assets. This agreement is in effect through January 31, 2020, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Beacon Planned Return Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	651	968	1,307	2,261
Institutional Class	133	415	718	1,577

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2018, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to capture most of the returns generated by U.S. equity markets in rising markets, and to protect against the market losses in declining markets.

The Fund's investment strategy aims to provide a cushion against certain losses in the U.S. equity markets. The Fund seeks to accomplish its goal of mitigating downside risk in the equity markets by hedging the portfolio through the purchase of put options. Each put option helps to protect against losses in the U.S. equity indices.

"Planned return" refers to the Fund's goal of seeking to achieve a designated level of return with a designated level of risk through the use of call and put options.

The Fund employs a long/short equity strategy by following a disciplined and systematic investment process.

The returns sought to be generated by the strategy are derived from three distinct elements:

  ● returns from directional market movements,

  ● returns from option premium or income, and

  ● returns from the hedge component that creates downside protection.

The "directional market movement" element refers to capturing equity-like returns over the long-run through direct exposure to the U.S. equity markets, in order to provide capital appreciation. The "option premium or income" element refers to collecting income by selling options on the U.S. equity indices. The "hedge component" of returns is generated by the purchase of put options, which help to provide downside protection against losses in falling markets.

The Fund's investment objectives are capital preservation and capital appreciation. The Fund aims to achieve its investment objective of capital preservation by purchasing put options against the U.S. equity indices. The Fund aims to achieve its investment objective of capital appreciation by purchasing call options on U.S. equity indices and collecting premium income from selling call and put options against the U.S. equity indices. Put options allow investors to reduce U.S. equity market risk. Call options allow investors to participate in U.S. equity market growth.

A call option gives the purchaser of the call option, in return for a premium paid, the right to buy, and the writer (seller) of the call option the obligation to sell, the security underlying the option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell, and the writer (seller) of the put option the obligation to buy, the underlying security of the put option at a specified price within a specified time frame.

The Fund aims to achieve its investment objective through the systematic purchase of rolling investments of call and put options. Each investment is made up of long and short call and put options traded on the performance of a broad market index. The Fund invests in approximately 12 unique investments with 12 unique expiration dates, which are distinct portfolio holdings of call and put options that mature and roll on an ongoing basis. The use of multiple investments with unique expiration dates benefits the Fund investors by providing multiple entry and exit points for each investment. It also takes advantage of market volatility and helps investors avoid the market timing risk by spreading investments and risk over time.

The Fund seeks to achieve its investment objective principally by investing in the following:

Options. The Fund may invest a portion of its assets in derivative securities, including listed and Flexible Exchange Options ("FLEX Options"). The Fund may purchase and write (i.e. sell) "put" and "call" options that are traded on national securities exchanges, as well as on electronic communications networks. In general, options can be used in many ways, such as to increase market exposure (which would have the effect of leverage without actual borrowing), to reduce overall market exposure and reduce risk (i.e., for hedging purposes), to increase the portfolio's current income, or to reduce the cost basis of a new position. The Fund may also utilize certain options, such as various types of index or "market basket" options, in an effort to hedge against certain market-related risks, as the Investment Adviser deems appropriate. The Fund believes that the use of options may help reduce risk and enhance investment performance.

ETFs. The Fund may invest a portion of its assets in ETFs. The Fund expects to generally invest in ETFs that represent an interest in a portfolio of securities selected to replicate a US equity index.

Equities. The Fund may invest in equity securities consistent with the Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Derivative Instruments Risk: The Fund may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and riskier than some other forms of investment. Common stock prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income. As well as the risks associated with common stocks, preferred stocks will be subject to greater credit risk than the debt instruments to which they are subordinate. Convertible stock is subject to the risks of both debt securities and equity securities. The value of convertible stock tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

ETF Liquidity Risk: In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which an ETF invests, an ETF might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the ETF investment managers. Such a situation may prevent an ETF from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

ETF and Shares of Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in such investment companies. You will indirectly bear fees and expenses charged by such investment companies in addition to the Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. In addition to the risks of investing in an investment company, the price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. Additionally, the market price of the ETF's shares may trade at a discount to their net asset value, an active trading market for an ETF's shares may not develop or be maintained, and trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large changes in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

Management Risk: The Fund's success will depend on the management of the Adviser and on the skill and acumen of the Adviser's personnel.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. The Fund was recently formed and therefore has limited history for investors to evaluate.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a "diversified fund". To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Options Risk: The Fund may invest in options. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its option positions.

Portfolio Turnover Risk. When the portfolio managers deem it is appropriate and particularly during periods of volatile market movements, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. High portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund's portfolio) involves correspondingly greater expenses to the Fund and may adversely affect Fund performance.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund's Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.beacontrust.com or by calling the Adviser at (973) 337-8090.

Annual Total Returns (For the Calendar Year ended 12/31) – Institutional Class Shares

Best Quarter – 9/30/2018	3.47%
Worst Quarter – 12/31/2018	-7.30%

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Beacon Planned Return Strategy Fund	1 Year	Since Inception	Inception Date
Institutional Class | After Taxes on Distributions	(4.67%)	(2.11%)	Oct. 02, 2017
Institutional Class | After Taxes on Distributions and Sales	(0.51%)	(0.48%)	Oct. 02, 2017
Institutional Class	(2.38%)	(0.17%)	Oct. 02, 2017
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	(4.77%)	(1.77%)	Oct. 02, 2017

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for Class A shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.